Loans - Summary of modified financial assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Borrowings [abstract]
Gross carrying amount before modification	$ 65,000
Allowance loss before modification	(12,739)
Net amortized cost before modification	52,261
Gross carrying amount after modification	65,000
Allowance loss after modification	(12,699)
Net amortized cost after modification	$ 52,301